UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue
           Westport, Connecticut
            06880

Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

     /s/ Andrew R. Jones     Westport, CT     August 12, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:      $127,571   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535300     9796   346641 SH       SOLE                   346641      0        0
AFC Enterprises                COM              00104Q107     9972   606219 SH       SOLE                   606219      0        0
Bridgepoint Education          COM              10807M105     9968   398737 SH       SOLE                   398737      0        0
Cash America                   COM              14754D100     5894   101850 SH       SOLE                   101850      0        0
Cbeyond Inc.                   COM              149847105     5118   387400 SH       SOLE                   387400      0        0
Corinthian Colleges            COM              218868107     3293   772917 SH       SOLE                   772917      0        0
Corrections Corp of America    COM              22025Y407     5915   273218 SH       SOLE                   273218      0        0
First Cash Fin Services        COM              31942D107     5652   134597 SH       SOLE                   134597      0        0
Geo Group Inc                  COM              36159R103    10894   473016 SH       SOLE                   473016      0        0
Grupo Prisa Cl B conv          COM              74343G303     5349   534900 SH       SOLE                   534900      0        0
H&R Block Inc.                 COM              093671105    10108   630148 SH       SOLE                   630148      0        0
Imperial Holdings              COM              452834104     4803   472709 SH       SOLE                   472709      0        0
Infospace                      COM              45678T300     5389   590922 SH       SOLE                   590922      0        0
Lender Processing Svcs         COM              52602E102     3199   153008 SH       SOLE                   153008      0        0
Papa Johns International       COM              698813102     8057   242240 SH       SOLE                   242240      0        0
Rent-A-Center Inc.             COM              76009N100    10922   357404 SH       SOLE                   357404      0        0
S1 Corporation                 COM              78463B101     5115   683787 SH       SOLE                   683787      0        0
Sabra Health Care              COM              78573L106     5113   306012 SH       SOLE                   306012      0        0
Unitek Global Services         COM              91324T302     3014   380991 SH       SOLE                   380991      0        0